INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	September 30, 2022	September 30, 2021

Land use rights	$430,985	$474,731
Less: accumulated amortization	(64,818)	(63,675)
Land use rights, net	$366,167	$411,056

Amortization expense was $7,610, $8,641 and $4,070 for the years ended September 30, 2022, 2021 and 2020, respectively. Estimated future amortization expense for intangible assets is as follows:

Years ending September 30,	Amortization expense

2023	$8,934
2024	8,934
2025	8,934
2026	8,934
2027	8,934
Thereafter	321,497
Total	$366,167

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS